Segments (Net Operating Income by Segment) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Operating Income [Abstract]
Rental income	$ 7,661,356	$ 7,693,017	$ 23,470,574	$ 23,602,360	$ 31,591,870	$ 23,590,011
Property and related expenses	(2,794,071)	(2,576,781)	(8,067,236)	(7,635,145)	(10,135,345)	(8,515,151)
Net operating income, as defined	5,169,403	5,276,852	16,660,838	16,456,780	22,316,767	15,332,319
General and administrative expenses	(1,322,631)	(1,252,299)	(3,960,202)	(3,715,029)	(5,424,479)	(5,193,888)
Depreciation and amortization	(2,399,307)	(2,564,211)	(7,346,640)	(7,723,372)	(10,256,185)	(7,784,917)
Interest expense	(3,191,152)	(3,323,740)	(9,818,767)	(10,187,983)	(13,531,337)	(10,774,660)
Interest income	10,515	9,892	25,612	78,224	85,723	150,008
Income tax expense	(53,566)	(87,898)	(154,189)	(232,598)	(213,860)	(172,691)
Impairment of real estate asset		(700,000)		(700,000)	(948,053)	0
Gain on sale of real estate	210,372	732,908	2,237,423	2,121,453	2,186,481	6,243,640
Net income (loss)	(1,576,366)	(1,908,496)	(2,355,925)	(3,902,525)	(5,571,083)	(2,027,498)
Office/Industrial Properties [Member]
Net Operating Income [Abstract]
Rental income	5,924,773	6,204,750	18,703,971	19,258,901	25,564,763	18,497,621
Property and related expenses	(2,413,777)	(2,220,366)	(6,928,015)	(6,603,192)	(8,747,722)	(7,170,550)
Net operating income, as defined	3,510,996	3,984,384	11,775,956	12,655,709	16,817,041	11,327,071
Residential Properties [Member]
Net Operating Income [Abstract]
Rental income	983,426	548,260	2,790,032	1,555,405	2,278,832	1,521,148
Property and related expenses	(35,239)	(25,061)	(109,233)	(94,142)	(113,187)	(63,875)
Net operating income, as defined	948,187	523,199	2,680,799	1,461,263	2,165,645	1,457,273
Retail Properties [Member]
Net Operating Income [Abstract]
Rental income	1,055,177	1,100,623	3,234,071	3,277,619	4,608,517	3,960,076
Property and related expenses	(344,957)	(331,354)	(1,029,987)	(937,811)	(1,274,436)	(1,280,726)
Net operating income, as defined	$ 710,220	$ 769,269	$ 2,204,083	$ 2,339,808	$ 3,334,081	2,679,350
Self Storage Properties [Member]
Net Operating Income [Abstract]
Rental income						1,052,266
Property and related expenses						(1,183,641)
Net operating income, as defined						$ (131,375)